Annual Total Returns ((PIMCO EM Fundamental IndexPLUS® AR Strategy Fund - Retail), dei_LegalEntityAxis, Institutional Class)	0 Months Ended
May 14, 2013
(PIMCO EM Fundamental IndexPLUS® AR Strategy Fund - Retail) | | Institutional Class
Bar Chart Table:
Annual Return 2009	93.00%
Annual Return 2010	25.86%
Annual Return 2011	(16.80%)